STOCKHOLDERS' EQUITY (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 08, 2020	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stock repurchase program, authorized amount	$ 20,000,000
Stock repurchase program, period in force	12 months
Stock repurchased during period		$ 0	$ 0